Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment are stated at cost less accumulated and impairment
Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Servers and computers	3 years
Furniture, fixtures, office and other equipment	3-10 years
Leasehold improvements	The shorter of the useful life or term of the lease
Software and others	3-5 years

Schedule of disaggregation of revenue
For the years ended December 31, 2019, 2020 and 2021, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Learning services	602,353	1,513,960	2,441,421

Tutoring services	510,095	1,369,010	2,271,036
Fee-based premium services	92,258	144,950	170,385
Smart devices	152,044	539,962	980,424
Online marketing services	453,013	472,884	593,949

Total net revenues	1,207,410	2,526,806	4,015,794